Long Term Investments - Summary of Equity and Cost Method Investments (Detail) - USD ($) $ in Thousands		Dec. 31, 2015		Sep. 30, 2015	Feb. 13, 2015	Jan. 09, 2015	Dec. 31, 2014
Investment [Line Items]
Cost method investments	[1]	$ 1,892					$ 1,277
Long term Investments		19,318					1,760
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investment [Line Items]
Equity method investments		3,836	[2]			$ 4,744
Beijing Autobot Venture Capital L.P. [Member]
Investment [Line Items]
Equity method investments		4,898	[3]		$ 4,823
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investment [Line Items]
Equity method investments		7,632	[4]	$ 7,930
Other Equity Method Investments [Member]
Investment [Line Items]
Equity method investments	[5]	$ 1,060					$ 483

[1]	As of December 31, 2014 and 2015, the Group accounted for several equity investments by cost method in which the Group's equity percentage was less than 20% and the Group did not have significant influence. All such cost method investments have an individual carrying amount less than $1,000.
[2]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. ("Jingwei"). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei at $4,744. Due to Jingwei's further rounds of financing, the Group's partnership interest was diluted to 3.1% as of December 31, 2015. Of the committed subscription amount, $3,586 had been paid as of December 31, 2015. The Group recognized its share of partnership profit in Jingwei of $366 during the year ended December 31, 2015.
[3]	On February 13, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Beijing Autobot Venture Capital L.P. ("Autobot"). According to the partnership agreement, the Group committed to subscribe 31.9% partnership interest in Autobot at $4,823. Due to Autobot's further round of financing, the Group's partnership interest was diluted to 29.7% as of December 31, 2015. The committed subscription amount had been paid as of December 31, 2015. The Group recognized its share of partnership profit in Autobot of $274 during the year ended December 31, 2015.
[4]	In September 2015, the Group invested $7,930 to Hangzhou Aqua Ventures Investment Management L.P. ("Aqua") for its 42.7% partnership interest, as a limited partner. The Group recognized its share of partnership loss in Aqua of $89 during the year ended December 31, 2015.
[5]	Others represents other equity method investments with individual carrying amount less than $1,000 as of December 31, 2014 and 2015, respectively.